Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2013
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets are summarized as follows as of December 31, 2013 and 2012:

(in thousands)	2013	2012
Prepaid expenses	$36,006	$30,354
Amounts held in escrow in connection with acquisitions	2,500	7,521
Value added tax	10,605	10,221
Other receivables	17,179	7,267
	$66,290	$55,363